Investments and Fair Value of Financial Instruments (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Effective interest rate					48.00%
Maturity date			Dec. 31, 2020		Dec. 31, 2020
Unrealized losses on affiliate warrants	$ 2,187	$ 1,029	$ 1,739	$ 2,802	$ 4,370	$ 18,561